INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (17,550,000)	€ (21,111,000)
Adjustments for
Finance income	(11,372,000)	(72,000)
Finance expenses	5,473,000	1,484,000
Depreciation and impairment of property, plant and equipment and right-of-use assets	832,000	558,000
Amortization of intangible assets	607,000	653,000
Share-based payment transaction expense	2,136,000	784,000
Increase/(Decrease) in provisions	36,000	4,000
Other non-cash items	(353,000)	247,000
Cash generated before changes in working capital	(20,191,000)	(17,453,000)
Changes in working capital
Decrease/(Increase) in inventory	(248,000)	(33,000)
(Increase)/Decrease in trade and other receivables	1,100,000	(2,876,000)
Increase/(Decrease) in trade and other payables	1,265,000	2,563,000
Cash generated from changes in operations	(18,074,000)	(17,799,000)
Income tax paid	(314,000)	(205,000)
Net cash used in operating activities	(18,388,000)	(18,004,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(484,000)	(1,257,000)
Capitalization of intangible assets	(11,774,000)	(7,219,000)
Purchase of financial assets - current	(44,032,000)
Proceeds from sale of financial assets - current	24,582,000
Interest income on financial assets	63,000
Net cash used in investing activities	(31,645,000)	(8,476,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(497,000)	(358,000)
Repayment of other loan	(62,000)	(63,000)
Interests paid	(185,000)	(324,000)
Repayment of recoverable cash advance	(220,000)	(280,000)
Proceeds from issuance of shares, net of transaction costs	255,000	76,070,000
Other financial costs	(55,000)	(7,000)
Net cash used in financing activities	(764,000)	75,038,000
Movement in cash and cash equivalents	(50,797,000)	48,558,000
Effect of exchange rates on cash and cash equivalents	5,165,000	56,000
Cash and cash equivalents at January 1	135,509,000	92,300,000
Cash and cash equivalents at September 30	€ 89,877,000	€ 140,914,000